4. STOCKHOLDERS' DEFICIT (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrants outstanding	10,955,541	6,940,395	6,531,192	6,463,206
Warrants exercise price	$ .45	$ 0.66	$ 0.66	$ 0.67
Warrant1Member
Warrants outstanding	6,790	3,590,522
Warrants exercise price	$ 1.01	$ 0.8
Expiration date	Sep. 10, 2015	Mar. 01, 2014
Warrant 2 [Member]
Warrants outstanding	439,883	6,790
Warrants exercise price	$ 0.68	$ 1.01
Expiration date	Mar. 31, 2016	Sep. 10, 2015
Warrant 3 [Member]
Warrants outstanding	285,186	439,883
Warrants exercise price	$ 1.05	$ 0.68
Expiration date	Nov. 20, 2016	Mar. 31, 2016
Warrant 4 [Member]
Warrants outstanding	1,858,089	285,186
Warrants exercise price	$ 0.10	$ 1.05
Expiration date	May 23, 2018	Nov. 20, 2016
Warrant 5 [Member]
Warrants outstanding	17,557,468	1,858,089
Warrants exercise price	$ 0.09	$ 1.08
Expiration date	May 23, 2018	May 23, 2018
Warrant 6 [Member]
Warrants outstanding	200,000	13,196,103
Warrants exercise price	$ 0.50	$ 0.1498
Expiration date	Apr. 23, 2019	May 23, 2018
Warrant 7 [Member]
Warrants outstanding	561,798
Warrants exercise price	$ 0.45
Warrant 8 [Member]
Warrants outstanding	184,211	561,798
Warrants exercise price	$ 0.38	$ 0.45
Expiration date	Sep. 10, 2019	May 22, 2019
Warrant 9 [Member]
Warrants outstanding	325,521	184,211
Warrants exercise price	$ 0.46	$ 0.38
Expiration date	Sep. 27, 2019	Sep. 10, 2019
Warrant 10 [Member]
Warrants outstanding	755,344	325,521
Warrants exercise price	$ 0.28	$ 0.4601
Expiration date	Dec. 02, 2019	Sep. 27, 2019
Warrant 11 [Member]
Warrants outstanding	8,392,707	8,392,707
Warrants exercise price	$ 0.09	$ 0.225
Expiration date	Dec. 02, 2020	Dec. 02, 2019
Warrant 12 [Member]
Warrants outstanding	8,392,707	755,344
Warrants exercise price	$ 0.11	$ 0.2812
Expiration date	Dec. 02, 2020	Dec. 02, 2019
Warrant 13 [Member]
Warrants outstanding	2,000,000
Warrants exercise price	$ 0.26
Expiration date	Mar. 30, 2018
Warrant 14 [Member]
Warrants outstanding	1,754,737
Warrants exercise price	$ 0.12
Expiration date	Jun. 29, 2020
Warrant 15 [Member]
Warrants outstanding	52,642,105
Warrants exercise price	$ 0.10
Expiration date	Jun. 29, 2020
Warrant7Member
Warrants outstanding		200,000
Warrants exercise price		$ 0.5
Expiration date	May 22, 2019	Apr. 23, 2019